Reverse Repurchase Agreements - Non Trading	6 Months Ended
Jun. 30, 2023
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Reverse Repurchase Agreements - Non Trading	11. REVERSE REPURCHASE AGREEMENTS – NON TRADING

	30 June 2023	31 December 2022
	£m	£m
Agreements with banks	1,253	885
Agreements with customers	10,771	6,463
	12,024	7,348